                                                        Oppenheimer Growth Fund
                                                Supplement dated October 7, 2002 to the
                                      Statement of Additional Information dated December 28, 2001 revised June 7, 2002

The Statement of Additional Information is changed as follows:

1.       The Supplement dated August 5, 2002 is hereby withdrawn.

2.       The first  sentence  of the first  paragraph  in the  section  captioned  "Borrowing  for  Leverage"  on page 6 is deleted and replaced as follows:

     The Fund may not borrow  money,  except to the extent  permitted  under the 1940 Act, the rules or  regulations  thereunder or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

3.       The last three  sentences  in the first  paragraph  in the section  captioned  "Borrowing  for  Leverage" on page 6 are hereby deleted.

4.       The 5th,  9th, 11th  bulleted  points under the  paragraph  captioned  "Does the Fund Have  Additional  Fundamental  Policies"
     beginning on page 18 are deleted.

5.       The 10th bulleted  point under the paragraph  captioned  "Does the Fund Have  Additional  Fundamental  Policies" on page 18 is deleted and replaced as follows:

         The Fund cannot invest in securities of other  investment  companies,  except to the extent  permitted under the 1940 Act, the rules or  regulations  thereunder  or any  exemption  therefrom,  as such  statute,  rules or  regulations  may be  amended or interpreted from time to time.

6.       The 3rd bulleted  point under the  paragraph  captioned  "Does the Fund Have  Additional  Fundamental  Policies" on page 18 is deleted and replaced as follows:

         The Fund cannot make loans,  except to the extent  permitted  under the 1940 Act, the rules or  regulations  thereunder or any exemption  therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

7.       The 4th bulleted  point under the  paragraph  captioned  "Does the Fund Have  Additional  Fundamental  Policies" on page 18 is deleted and replaced as follows:

     The Fund cannot  invest 25% or more of its total assets in any one  industry.  That limit does not apply to  securities  issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

8.       The 6th bulleted  point under the  paragraph  captioned  "Does the Fund Have  Additional  Fundamental  Policies" on page 18 is deleted and replaced as follows:

     The Fund cannot invest in real estate.  However,  the Fund can purchase  readily-marketable  securities of companies  holding real estate or interests in real estate.

9.       The  section  captioned  "Distribution  and  Service  Plans - Class A Service  Plan  Fees" on page 32 is revised by adding the following to the end of the first paragraph:  "With respect to purchases of Class A shares subject to a contingent  deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement  accounts"),  the
     Distributor  currently  intends to pay the service fee to Recipients in advance for the first year after the shares are purchased.
     After the first year shares are outstanding,  the Distributor makes service fee payments to Recipients  quarterly on those shares.
     The advance  payment is based on the net asset value of shares sold.  Shares  purchased by exchange do not qualify for the advance service fee payment.  If Class A shares  purchased by grandfathered  retirement  accounts are redeemed during the first year after their  purchase,  the Recipient of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance payment of the service fee made on those shares.

10.      The  section  titled  "Additional  Information  About the  Fund-The  Custodian"  on page 58 is deleted and  replaced  with the following:

       The Custodian.  Citibank, N.A. is the Custodian of the Fund's assets. The Custodian's  responsibilities include safeguarding and  controlling  the Fund's  portfolio  securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the Custodian in a manner  uninfluenced by any banking  relationship the Custodian may have with the  Manager and its  affiliates.  The Fund's  cash  balances  with the  custodian  in excess of $100,000  are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

11.      The Custodian Bank name and address on the back cover is deleted and replaced with the following:

       Citibank, N.A
       111 Wall Street
       New York, New York  10005

         October 7, 2002                                                        PX0270.007